Segmental Analysis - Summary of Reported Contributions by Operating Sector (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	[2]	Dec. 31, 2017	[2]
Disclosure of operating segments [line items]
Revenue		£ 7,492.7	£ 7,650.4	[1]	£ 15,804.2	[1]
Headline PBIT	[3]	820.7	882.0		2,267.1
Advertising and media investment management [member]
Disclosure of operating segments [line items]
Revenue		3,441.1	3,570.1		7,368.7
Revenue less pass-through costs	[4]	2,639.0	2,848.2		5,889.3
Headline PBIT	[3]	£ 380.3	£ 431.8		£ 1,109.0
Headline PBIT margin	[5]	14.40%	15.20%		18.80%
Data investment management [member]
Disclosure of operating segments [line items]
Revenue		£ 1,236.0	£ 1,313.5		£ 2,703.4
Revenue less pass-through costs	[4]	946.0	996.7		2,052.1
Headline PBIT	[3]	£ 112.3	£ 129.2		£ 350.3
Headline PBIT margin	[5]	11.90%	13.00%		17.10%
Public relations & public affairs [member]
Disclosure of operating segments [line items]
Revenue		£ 581.1	£ 597.4		£ 1,204.0
Revenue less pass-through costs	[4]	550.6	567.9		1,140.6
Headline PBIT	[3]	£ 85.2	£ 79.7		£ 183.2
Headline PBIT margin	[5]	15.50%	14.00%		16.10%
Brand consulting, health & wellness and specialist communications [member]
Disclosure of operating segments [line items]
Revenue		£ 2,234.5	£ 2,169.4		£ 4,528.1
Revenue less pass-through costs	[4]	2,013.3	1,963.3		4,087.6
Headline PBIT	[3]	£ 242.9	£ 241.3		£ 624.6
Headline PBIT margin	[5]	12.10%	12.30%		15.30%

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[3]	A reconciliation from profit before interest and taxation (PBIT) to headline PBIT is provided in note 21.
[4]	Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 5 for more details of the pass-through costs.
[5]	Headline PBIT margin is calculated as headline PBIT (defined above) as a percentage of revenue less pass-through costs. Previously referred to as revenue less pass-through costs margin.